Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

June 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.0%
Industrials – 20.1%
Aerospace & Defense – 1.3%
Meggitt PLC(a)	1,192,274	$7,616,248
Saab AB - Class B	477,715	12,682,628

		20,298,876

Air Freight & Logistics – 0.4%
Cia de Distribucion Integral Logista Holdings SA	163,030	3,351,971
Oesterreichische Post AG	65,928	3,506,110

		6,858,081

Airlines – 0.5%
Controladora Vuela Cia de Aviacion SAB de CV - Class A(a)	2,000,941	3,842,481
easyJet PLC(a)	260,430	3,230,021

		7,072,502

Building Products – 0.9%
Inwido AB	189,980	3,285,089
Schweiter Technologies AG	1,855	2,718,595
Uponor Oyj	141,629	4,105,150
Zehnder Group AG	39,500	3,771,709

		13,880,543

Commercial Services & Supplies – 2.1%
Biffa PLC(a) (b)	2,058,628	9,255,025
Cewe Stiftung & Co. KGAA	22,649	3,507,401
Clipper Logistics PLC	352,410	3,924,284
Downer EDI Ltd.	2,221,969	9,308,455
Intrum AB	106,600	3,491,988
Transcontinental, Inc. - Class A	167,620	3,147,946

		32,635,099

Construction & Engineering – 1.6%
Balfour Beatty PLC	2,384,557	10,135,455
Budimex SA	37,730	2,770,627
Burkhalter Holding AG	30,944	2,240,744
Morgan Sindall Group PLC	126,497	3,770,890
Veidekke ASA	221,460	2,963,037
Yurtec Corp.	378,900	2,461,576

		24,342,329

Electrical Equipment – 2.1%
Fuji Electric Co., Ltd.	265,700	12,402,108
Nexans SA	118,339	10,798,597
TKH Group NV	161,874	8,179,229

		31,379,934

Industrial Conglomerates – 0.7%
Nolato AB	338,100	3,330,048
Rheinmetall AG	71,743	7,089,154

		10,419,202

Company	Shares	U.S. $ Value

Machinery – 5.0%
ANDRITZ AG	75,500	$4,246,273
ATS Automation Tooling Systems, Inc.(a)	520,078	14,927,699
Cargotec Oyj	63,270	3,276,597
Deutz AG(a)	987,053	7,990,991
Duerr AG	217,808	8,283,901
FLSmidth & Co. A/S	179,505	7,478,976
IMI PLC	203,790	4,848,726
Indutrade AB	158,040	4,045,905
Jungheinrich AG (Preference Shares)	66,030	3,229,699
Kardex Holding AG	13,943	3,227,179
Manitou BF SA	98,590	3,156,384
Palfinger AG	72,810	3,051,923
Semperit AG Holding	67,700	2,721,332
Turk Traktor ve Ziraat Makineleri AS	122,400	2,387,241
Valmet Oyj	98,710	4,310,599

		77,183,425

Professional Services – 2.6%
Danel Adir Yeoshua Ltd.	18,660	3,910,060
McMillan Shakespeare Ltd.	381,950	3,704,231
NICE Information Service Co., Ltd.	112,524	2,507,821
Outsourcing, Inc.	533,400	9,684,540
Renrui Human Resources Technology Holdings Ltd.(a)	1,026,300	2,839,470
Teleperformance	21,646	8,790,217
UT Group Co., Ltd.	272,800	7,960,584

		39,396,923

Road & Rail – 0.8%
Mullen Group Ltd.	325,460	3,507,701
Sankyu, Inc.	199,200	8,656,402

		12,164,103

Trading Companies & Distributors – 2.1%
AerCap Holdings NV(a)	209,837	10,745,753
Daiichi Jitsugyo Co., Ltd.	62,700	2,417,143
Howden Joinery Group PLC	318,370	3,600,434
Inaba Denki Sangyo Co., Ltd.	143,100	3,335,023
Russel Metals, Inc.	173,457	4,739,423
Sojitz Corp.	1,093,700	3,308,296
Yuasa Trading Co., Ltd.	119,300	3,235,525

		31,381,597

		307,012,614

Consumer Discretionary – 16.0%
Auto Components – 2.2%
Apollo Tyres Ltd.(a)	1,089,405	3,304,626
Faurecia SE	169,627	8,338,905
Nexteer Automotive Group Ltd.	6,579,000	9,142,593
Tianneng Power International Ltd.	1,262,000	2,206,255
Toyo Tire Corp.	509,394	10,786,455

		33,778,834

Company	Shares	U.S. $ Value

Automobiles – 0.8%
Piaggio & C SpA	2,067,572	$8,139,533
Trigano SA	18,010	3,723,906

		11,863,439

Diversified Consumer Services – 1.3%
Benesse Holdings, Inc.	523,000	12,988,635
Fu Shou Yuan International Group Ltd.	5,344,000	5,222,049
YDUQS Participacoes SA	364,800	2,408,628

		20,619,312

Hotels, Restaurants & Leisure – 4.6%
Domino’s Pizza Enterprises Ltd.	41,003	3,707,823
Entain PLC(a)	813,996	19,669,082
Jollibee Foods Corp.	2,021,510	8,845,530
Jumbo Interactive Ltd.	236,870	3,153,764
LeoVegas AB(b)	255,040	1,132,438
Melco International Development Ltd.(a)	4,196,000	7,694,853
Round One Corp.	246,100	3,054,028
Sushiro Global Holdings Ltd.	293,380	12,647,987
Tongcheng-Elong Holdings Ltd.(a) (b)	3,967,200	9,928,515

		69,834,020

Household Durables – 0.9%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	596,800	2,800,537
Kaufman & Broad SA	66,930	3,186,274
Redrow PLC	960,293	8,145,932

		14,132,743

Internet & Direct Marketing Retail – 0.6%
Dustin Group AB(b)	294,910	3,893,952
Redbubble Ltd.(a)	790,960	2,142,238
zooplus AG(a)	10,730	3,475,951

		9,512,141

Leisure Products – 0.6%
BRP, Inc.	113,381	8,872,182

Multiline Retail – 0.6%
B&M European Value Retail SA	398,660	3,164,902
Europris ASA(b)	519,394	3,257,086
Harvey Norman Holdings Ltd.	791,290	3,254,574

		9,676,562

Specialty Retail – 1.1%
EDION Corp.	241,700	2,365,059
Geo Holdings Corp.	278,200	3,084,082
Hornbach Baumarkt AG	21,330	937,070
Kohnan Shoji Co., Ltd.	78,000	2,690,767
Mobilezone Holding AG	117,534	1,383,169
Sleep Country Canada Holdings, Inc.(b)	133,190	3,187,921
T-Gaia Corp.	160,800	2,826,616

		16,474,684

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 3.3%
Asics Corp.	628,700	$15,941,089
Chargeurs SA	114,200	3,173,992
China Lilang Ltd.	1,960,000	1,271,540
Delta Galil Industries Ltd.	12,000	497,149
Handsome Co., Ltd.	79,746	3,040,209
HUGO BOSS AG	226,274	12,324,837
JNBY Design Ltd.(b)	1,244,500	2,211,932
Pandora A/S	91,401	12,331,263

		50,792,011

		245,555,928

Information Technology – 12.6%
Communications Equipment – 0.9%
Sterlite Technologies Ltd.	2,979,221	10,643,219
VTech Holdings Ltd.	294,500	3,099,181

		13,742,400

Electronic Equipment, Instruments & Components – 2.5%
Alps Alpine Co., Ltd.	254,600	2,694,460
Anritsu Corp.	156,900	2,922,573
E Ink Holdings, Inc.	4,262,000	11,414,178
Egis Technology, Inc.	338,000	1,985,819
Inficon Holding AG	3,082	3,564,557
Kaga Electronics Co., Ltd.	99,600	2,667,837
Simplo Technology Co., Ltd.	811,000	10,443,746
Test Research, Inc.(a)	1,180,000	2,524,009

		38,217,179

IT Services – 2.8%
Atea ASA(a)	187,805	3,653,491
Computacenter PLC	92,033	3,279,980
Data#3 Ltd.	705,842	2,962,951
NEC Networks & System Integration Corp.	657,600	10,382,803
Nihon Unisys Ltd.	375,339	11,294,866
NSD Co., Ltd.	61,100	1,020,823
Softcat PLC	81,653	2,006,002
TietoEVRY Oyj	268,879	8,495,202

		43,096,118

Semiconductors & Semiconductor Equipment – 4.6%
ASM International NV	53,570	17,668,834
ASPEED Technology, Inc.	52,000	3,750,468
BE Semiconductor Industries NV	23,343	1,989,238
Dialog Semiconductor PLC(a)	32,355	2,516,484
Elan Microelectronics Corp.(a)	489,000	3,411,962
King Yuan Electronics Co., Ltd.	6,096,000	9,817,757
Machvision, Inc.	88,722	824,446
Pixart Imaging, Inc.	323,000	2,280,670
Realtek Semiconductor Corp.	459,000	8,314,729
SCREEN Holdings Co., Ltd.	136,100	13,375,487
Sino-American Silicon Products, Inc.	536,000	3,713,342
Sitronix Technology Corp.	170,000	1,906,447

		69,569,864

Company	Shares	U.S. $ Value

Software – 1.5%
Avast PLC(b)	1,427,276	$9,676,094
Computer Engineering & Consulting Ltd.	199,500	2,846,496
Enghouse Systems Ltd.	72,394	3,223,157
Fortnox AB	65,350	3,213,246
Magic Software Enterprises Ltd.	191,026	3,081,036
SimCorp A/S	10,530	1,322,595

		23,362,624

Technology Hardware, Storage & Peripherals – 0.3%
Aten International Co., Ltd.	695,000	2,116,101
Gigabyte Technology Co., Ltd.	575,000	2,214,808

		4,330,909

		192,319,094

Financials – 10.5%
Banks – 4.3%
Aozora Bank Ltd.	71,700	1,607,285
Bank of Ireland Group PLC(a)	2,459,555	13,198,303
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	30,387,500	2,538,650
Bank Pembangunan Daerah Jawa Timur Tbk PT	48,700,500	2,369,649
BAWAG Group AG(a) (b)	214,391	11,416,958
Canadian Western Bank	133,790	3,755,963
Close Brothers Group PLC	161,130	3,376,801
Hokuhoku Financial Group, Inc.	147,300	1,078,813
Miyazaki Bank Ltd. (The)	151,600	2,705,470
National Bank of Greece SA(a)	1,072,000	3,055,405
Norwegian Finans Holding ASA	1,337,242	15,063,639
Seven Bank Ltd.	688,400	1,463,467
SpareBank 1 SMN	282,022	3,907,280

		65,537,683

Capital Markets – 3.4%
Altshuler Shaham Provident Funds & Pension Ltd.	236,470	1,421,526
Ashmore Group PLC	410,834	2,189,586
Azimut Holding SpA	431,178	10,485,497
Banca Generali SpA(a)	93,640	4,000,352
IG Group Holdings PLC	941,538	11,033,232
Intermediate Capital Group PLC	545,490	16,044,574
Man Group PLC/Jersey	1,434,026	3,567,090
Pinnacle Investment Management Group Ltd.	428,471	3,847,312

		52,589,169

Consumer Finance – 1.2%
Credit Corp. Group Ltd.	139,250	3,098,936
Jaccs Co., Ltd.	159,000	3,722,799
Manappuram Finance Ltd.	2,026,194	4,611,216
Shriram Transport Finance Co., Ltd.	273,487	4,951,535
Sun Hung Kai & Co., Ltd.	4,423,000	2,373,341

		18,757,827

Diversified Financial Services – 0.7%
Cerved Group SpA(a)	875,671	10,182,880

Company	Shares	U.S. $ Value

Insurance – 0.9%
Anadolu Anonim Turk Sigorta Sirketi	3,937,700	$2,757,896
Beazley PLC(a)	1,739,387	7,997,856
Protector Forsikring ASA	287,390	2,762,954

		13,518,706

		160,586,265

Materials – 9.3%
Chemicals – 3.6%
China General Plastics Corp.	1,491,642	2,028,159
Dongjin Semichem Co., Ltd.	82,850	2,106,151
Dongyue Group Ltd.	1,991,000	1,664,990
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,909,481	9,732,085
Hansol Chemical Co., Ltd.	31,054	6,765,366
Kemira Oyj	206,880	3,260,049
Nantex Industry Co., Ltd.	659,597	3,399,821
Rallis India Ltd.	564,391	2,471,315
Synthomer PLC	509,740	3,469,280
Tosoh Corp.	531,100	9,157,656
Ube Industries Ltd.	137,300	2,790,043
Zeon Corp.	562,200	7,780,825

		54,625,740

Construction Materials – 0.5%
Fletcher Building Ltd.	1,589,740	8,354,506

Containers & Packaging – 0.6%
Orora Ltd.	3,367,829	8,420,232

Metals & Mining – 4.6%
APL Apollo Tubes Ltd.(a)	199,828	4,386,063
BlueScope Steel Ltd.	473,226	7,775,924
Central Asia Metals PLC	710,192	2,338,132
Champion Iron Ltd.(a)	717,220	3,430,440
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS(a)	3,685,940	2,823,696
Labrador Iron Ore Royalty Corp.	122,494	4,641,451
Lundin Mining Corp.	1,010,895	9,117,301
Mineral Resources Ltd.	125,813	5,053,405
Mitsui Mining & Smelting Co., Ltd.	90,500	2,510,938
Mount Gibson Iron Ltd.	4,631,630	3,279,834
Northern Star Resources Ltd.	670,786	4,926,333
OZ Minerals Ltd.	822,809	13,832,963
Perenti Global Ltd.	2,519,334	1,264,349
Regis Resources Ltd.	3,250,296	5,754,160

		71,134,989

		142,535,467

Communication Services – 7.3%
Entertainment – 3.9%
Capcom Co., Ltd.	468,200	13,684,838
GungHo Online Entertainment, Inc.	456,700	9,070,258
International Games System Co., Ltd.	400,000	12,075,138
Soft-World International Corp.	502,000	1,883,714
Toei Animation Co., Ltd.	194,958	23,086,323

		59,800,271

Company	Shares	U.S. $ Value

Interactive Media & Services – 1.0%
Addcn Technology Co., Ltd.(a)	118,000	$982,898
Dip Corp.	350,000	10,789,905
Mixi, Inc.	111,400	2,940,239

		14,713,042

Media – 2.4%
Cogeco Communications, Inc.	123,311	12,057,540
Corus Entertainment, Inc. - Class B	616,350	3,162,299
IPSOS	80,830	3,410,416
ITV PLC(a)	2,328,400	4,046,756
Mediaset Espana Comunicacion SA(a)	403,433	2,530,581
Metropole Television SA	145,740	3,065,671
Nine Entertainment Co. Holdings Ltd.	1,578,780	3,448,458
Rightmove PLC	177,620	1,596,484
Television Francaise 1	326,560	3,306,538

		36,624,743

		111,138,056

Health Care – 6.8%
Biotechnology – 1.1%
BioGaia AB - Class B	42,547	2,368,021
Hugel, Inc.(a)	67,549	14,401,207

		16,769,228

Health Care Equipment & Supplies – 2.8%
ConvaTec Group PLC(b)	3,117,826	10,376,810
Getinge AB - Class B	438,532	16,542,556
LivaNova PLC(a)	141,046	11,863,379
Osstem Implant Co., Ltd.	40,140	4,053,427

		42,836,172

Health Care Providers & Services – 1.1%
BML, Inc.	357,900	12,190,998
Dr. Lal PathLabs Ltd.(b)	79,115	3,491,402
Vital KSK Holdings, Inc.	201,600	1,297,771

		16,980,171

Health Care Technology – 0.2%
Pharmagest Interactive	27,650	3,045,819

Life Sciences Tools & Services – 0.1%
Biotage AB	75,750	1,793,266

Pharmaceuticals – 1.5%
Chong Kun Dang Pharmaceutical Corp.	14,244	1,732,556
Faes Farma SA	490,925	1,959,397
Huons Co., Ltd.	33,706	1,865,004
Hypera SA	983,000	6,812,499
JB Chemicals & Pharmaceuticals Ltd.	143,774	3,216,379
Mega Lifesciences PCL	2,201,900	2,627,853
Samjin Pharmaceutical Co., Ltd.	58,851	1,444,903
Sanofi India Ltd.	30,443	3,163,110

		22,821,701

		104,246,357

Company	Shares	U.S. $ Value

Real Estate – 6.6%
Equity Real Estate Investment Trusts (REITs) – 2.0%
AEON REIT Investment Corp.	1,569	$2,319,148
Charter Hall Retail REIT	2,996,306	8,507,131
H&R Real Estate Investment Trust	170,620	2,202,259
Heiwa Real Estate REIT, Inc.	1,599	2,516,206
Immobiliare Grande Distribuzione SIIQ SpA	388,706	1,872,056
Kenedix Residential Next Investment Corp.	1,128	2,436,944
Killam Apartment Real Estate Investment Trust	544,780	8,908,269
Precinct Properties New Zealand Ltd.	1,495,090	1,671,752

		30,433,765

Real Estate Management & Development – 4.6%
BR Properties SA	1,229,900	2,267,518
CA Immobilien Anlagen AG	349,345	14,597,229
Dongwon Development Co., Ltd.	650,609	3,576,984
Farglory Land Development Co., Ltd.	3,555,000	6,791,316
Grand City Properties SA	414,063	11,182,861
IWG PLC(a)	1,984,102	8,257,129
KWG Living Group Holdings Ltd.(a) (b)	5,846,000	7,480,550
Midea Real Estate Holding Ltd.(b)	1,997,000	4,225,472
Selvaag Bolig ASA	99,195	685,482
Sirius Real Estate Ltd.	1,675,460	2,561,582
Times China Holdings Ltd.	4,599,000	5,259,874
Watkin Jones PLC	1,037,311	3,085,061

		69,971,058

		100,404,823

Consumer Staples – 5.8%
Beverages – 0.9%
Royal Unibrew A/S	106,526	13,573,857

Food & Staples Retailing – 0.6%
Arcs Co., Ltd.	149,500	3,254,298
Axfood AB	117,318	3,246,437
cocokara fine, Inc.	34,600	2,585,269

		9,086,004

Food Products – 3.0%
Astral Foods Ltd.	219,408	2,419,963
Austevoll Seafood ASA	664,744	8,250,755
Feed One Co., Ltd.	235,040	1,555,454
Hokuto Corp.	139,700	2,415,283
Nichirei Corp.	358,539	9,427,214
Orion Corp./Republic of Korea	89,877	9,458,114
Showa Sangyo Co., Ltd.	68,700	1,848,679
Uni-President China Holdings Ltd.	10,169,000	11,219,879

		46,595,341

Personal Products – 1.3%
Cosmax, Inc.(a)	62,838	7,309,825
Industri Jamu Dan Farmasi Sido Muncul TBK PT	58,318,000	2,855,571
TCI Co., Ltd.	990,000	9,138,212

		19,303,608

		88,558,810

Company	Shares	U.S. $ Value

Utilities – 2.5%
Electric Utilities – 1.0%
Enerjisa Enerji AS(b)	1,753,410	$2,084,453
Fjordkraft Holding ASA(b)	974,746	5,794,992
Genesis Energy Ltd.	3,115,707	7,403,531

		15,282,976

Gas Utilities – 0.2%
Shizuoka Gas Co., Ltd.	285,400	2,562,508

Independent Power and Renewable Electricity Producers – 0.9%
Capital Power Corp.	420,077	13,877,180

Multi-Utilities – 0.2%
Hera SpA	700,239	2,894,880

Water Utilities – 0.2%
Cia de Saneamento de Minas Gerais-COPASA	1,179,200	3,672,405

		38,289,949

Energy – 1.5%
Energy Equipment & Services – 0.8%
Pason Systems, Inc.	464,560	3,346,661
Subsea 7 SA	924,441	8,872,397

		12,219,058

Oil, Gas & Consumable Fuels – 0.7%
Beach Energy Ltd.	6,696,783	6,224,726
Indo Tambangraya Megah Tbk PT	2,835,000	2,780,126
Itochu Enex Co., Ltd.	278,000	2,476,446

		11,481,298

		23,700,356

Total Common Stocks (cost $1,157,408,192)		1,514,347,719

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $5,519,760)	5,519,760	5,519,760

Total Investments – 99.3% (cost $1,162,927,952)(f)		1,519,867,479
Other assets less liabilities – 0.7%		10,302,837

Net Assets – 100.0%		$1,530,170,316

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	NOK	277,413	USD	32,626	07/15/2021	$405,054
Bank of America, NA	USD	11,808	SEK	100,931	07/15/2021	(12,615)
Bank of America, NA	USD	6,540	JPY	724,503	08/19/2021	(15,765)
Barclays Bank PLC	INR	474,011	USD	6,218	07/15/2021	(148,467)
BNP Paribas SA	BRL	29,929	USD	6,038	07/02/2021	20,394
BNP Paribas SA	USD	5,983	BRL	29,929	07/02/2021	34,163
BNP Paribas SA	CAD	12,396	USD	9,837	07/16/2021	(163,183)
BNP Paribas SA	USD	6,019	BRL	29,929	08/03/2021	(21,981)
BNP Paribas SA	TRY	49,719	USD	5,544	08/04/2021	(68,641)
BNP Paribas SA	JPY	1,689,606	USD	15,330	08/19/2021	115,828
BNP Paribas SA	USD	15,986	SGD	21,313	08/19/2021	(136,781)
Citibank, NA	USD	9,903	CAD	12,396	07/16/2021	97,198
Citibank, NA	TWD	113,884	USD	4,102	07/22/2021	17,721
Citibank, NA	NZD	14,196	USD	10,275	07/29/2021	352,523
Citibank, NA	USD	6,673	GBP	4,739	08/26/2021	(116,914)
Deutsche Bank AG	USD	14,865	INR	1,106,246	07/15/2021	(7,412)
Goldman Sachs Bank USA	BRL	29,929	USD	5,983	07/02/2021	(34,163)
Goldman Sachs Bank USA	USD	5,619	BRL	29,929	07/02/2021	398,655
Goldman Sachs Bank USA	USD	4,485	INR	340,574	07/15/2021	89,082
Goldman Sachs Bank USA	TWD	29,894	USD	1,066	07/22/2021	(6,212)
Goldman Sachs Bank USA	USD	4,054	RUB	294,047	07/28/2021	(50,431)
Goldman Sachs Bank USA	USD	12,613	JPY	1,381,640	08/19/2021	(171,957)
Goldman Sachs Bank USA	USD	9,668	ZAR	134,496	09/16/2021	(338,709)
HSBC Bank USA	EUR	21,458	USD	26,323	08/03/2021	862,368
HSBC Bank USA	USD	19,890	ILS	64,880	09/30/2021	32,362
Morgan Stanley Capital Services, Inc.	USD	8,357	SEK	70,663	07/15/2021	(99,372)
Morgan Stanley Capital Services, Inc.	EUR	22,623	USD	27,632	08/03/2021	788,897
Morgan Stanley Capital Services, Inc.	USD	3,054	CHF	2,780	08/05/2021	(46,837)
Morgan Stanley Capital Services, Inc.	JPY	1,713,953	USD	15,716	08/19/2021	282,430
Natwest Markets PLC	KRW	12,857,579	USD	11,518	07/22/2021	139,673
Natwest Markets PLC	USD	4,567	EUR	3,846	08/03/2021	(3,256)
Natwest Markets PLC	CHF	2,780	USD	3,090	08/05/2021	82,722
Standard Chartered Bank	TWD	127,041	USD	4,590	07/22/2021	34,101
Standard Chartered Bank	USD	18,633	KRW	20,775,530	07/22/2021	(248,281)
Standard Chartered Bank	USD	5,831	TWD	163,409	07/22/2021	29,175
Standard Chartered Bank	USD	5,485	TWD	151,383	07/22/2021	(56,152)
State Street Bank & Trust Co.	USD	11,101	THB	346,084	07/15/2021	(303,497)
UBS AG	SEK	31,201	USD	3,710	07/15/2021	63,893
UBS AG	USD	3,858	TWD	107,410	07/22/2021	(6,273)
UBS AG	USD	14,860	CHF	13,295	08/05/2021	(478,243)
UBS AG	AUD	21,145	USD	16,379	08/25/2021	517,549
UBS AG	USD	4,177	MXN	84,320	08/27/2021	24,346

						$1,852,992

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $87,413,600 or 5.7% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $408,398,199 and gross unrealized depreciation of investments was $(49,605,680), resulting in net unrealized appreciation of $358,792,519.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

June 30, 2021 (unaudited)

20.2%	Japan
10.8%	United Kingdom
7.0%	Australia
6.6%	Taiwan
5.6%	Canada
4.1%	China
4.0%	Germany
3.9%	Sweden
3.8%	South Korea
3.6%	Norway
3.6%	France
3.3%	India
2.6%	Austria
20.5%	Other
0.4%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.5% or less in the following: Brazil, Chile, Denmark, Finland, Greece, Hong- Kong, Indonesia, Ireland, Israel, Italy, Mexico, Nether lands, New Zealand, Philippines, Poland, South Africa, Spain, Switzerland, Thailand, Turkey and United States.

Bernstein Fund, Inc.

International Small Cap Portfolio

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Industrials	$89,346,081	$217,666,533		$—	$307,012,614
Consumer Discretionary	37,766,141	207,789,787		—	245,555,928
Information Technology	8,442,405	183,876,689		—	192,319,094
Financials	15,130,620	145,455,645		—	160,586,265
Materials	18,920,580	123,614,887		—	142,535,467
Communication Services	20,816,091	90,321,965		—	111,138,056
Health Care	35,851,170	68,395,187		—	104,246,357
Real Estate	17,148,589	83,256,234		—	100,404,823
Consumer Staples	2,855,571	85,703,239		—	88,558,810
Utilities	17,549,585	20,740,364		—	38,289,949
Energy	3,346,661	20,353,695		—	23,700,356
Short-Term Investments	5,519,760	—		—	5,519,760

Total Investments in Securities	272,693,254	1,247,174,225	(a)	—	1,519,867,479
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	4,388,134		—	4,388,134
Liabilities:
Forward Currency Exchange Contracts	—	(2,535,142)		—	(2,535,142)

Total	$272,693,254	$1,249,027,217		$—	$1,521,720,471

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2021 is as follows:

Fund	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$12,832	$139,248	$146,560	$5,520	$2